Investment Objectives and Goals	Mar. 30, 2026
Tortoise Energy Infrastructure Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tortoise Energy Infrastructure Total Return Fund, a series of Tortoise Capital Series Trust (the “Fund”), seeks total return.
TORTOISE GLOBAL WATER ETF
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE GLOBAL WATER ETF (FORMERLY TORTOISE GLOBAL WATER FUND)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Tortoise Global Water ETF (formerly Tortoise Global Water Fund) (the “Global Water ETF” or the “Fund”), a series of Tortoise Capital Series Trust (the “Trust”), seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise Global Water Net Total Return IndexSM (the “Underlying Index” or the “Water ETF Index”).

TORTOISE NORTH AMERICAN PIPELINE ETF
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE NORTH AMERICAN PIPELINE ETF (FORMERLY TORTOISE AMERICAN PIPELINE FUND)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Tortoise North American Pipeline ETF (formerly Tortoise North American Pipeline Fund) (the “North American Pipeline ETF” or the “Fund”), a series of Tortoise Capital Series Trust (the “Trust”), seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise North American Pipeline IndexSM (the “Underlying Index” or the “Pipeline ETF Index”).

Tortoise AI Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE AI INFRASTRUCTURE ETF SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Tortoise AI Infrastructure ETF (the “AI Infrastructure ETF” or the “Fund”), a series of Tortoise Capital Series Trust (the “Trust”), seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of current income.
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF (FORMERLY TORTOISE ESSENTIAL ENERGY FUND)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

Tortoise Electrification Infrastructure ETF (formerly Tortoise Essential Energy Fund) (the “Electrification Infrastructure ETF” or the “Fund”), a series of Tortoise Capital Series Trust (the “Trust”), seeks to provide a high level of current income to shareholders,

Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
TORTOISE ENERGY ETF
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE ENERGY ETF (FORMERLY TORTOISE ENERGY FUND)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Tortoise Energy ETF (formerly Tortoise Energy Fund) (the “Energy ETF” or the “Fund”), a series of Tortoise Capital Series Trust (the “Trust”), primarily seeks current income and
Objective, Secondary [Text Block]	secondarily seeks long-term capital appreciation.